BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2013
NATURE OF OPERATIONS
BASIS OF PRESENTATION

NOTE 1: BASIS OF PRESENTATION

        CNH Capital LLC and its wholly-owned operating subsidiaries, including New Holland Credit Company, LLC ("New Holland Credit") and CNH Capital America LLC ("CNH Capital America"), and its majority-owned operating subsidiary CNH Capital Canada Ltd. ("CNH Capital Canada" and, CNH Capital LLC and its subsidiaries collectively, "CNH Capital" or the "Company"), are each a wholly-owned subsidiary of CNH America LLC ("CNH America"), which is an indirect wholly-owned subsidiary of CNH Industrial N.V. ("CNHI" and, together with its consolidated subsidiaries, "CNH Industrial"). CNH America and CNH Canada Ltd. (collectively, "CNH North America") design, manufacture, and sell agricultural and construction equipment. CNH Capital provides financial services for CNH North America customers primarily located in the United States and Canada.

        On September 29, 2013, Fiat Industrial S.p.A. and CNH Global N.V., the former indirect parents of CNH Capital, completed a merger to combine their businesses, with CNHI as the surviving entity. As a result of the merger, CNH Capital LLC and its primary operating subsidiaries, including CNH Capital America, New Holland Credit and CNH Capital Canada, have become indirect wholly-owned subsidiaries of CNHI (with all of the equity interests in CNH Capital LLC owned by CNHI through intermediate companies, through which CNHI exercises indirect control over CNH Capital LLC). CNHI is incorporated in and under the laws of The Netherlands. The common shares of CNHI are listed on the New York Stock Exchange under the symbol "CNHI," as well as on the Mercato Telematico Azionario managed by Borsa Italiana S.p.A.

        The Company has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") for interim financial information, which should be read in conjunction with the audited financial statements in its Annual Report on Form 10-K for the year ended December 31, 2012. Certain financial information that is normally included in annual financial statements prepared in conformity with U.S. GAAP, but is not required for interim reporting purposes, has been condensed or omitted. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the Company's interim unaudited financial statements have been reflected.

        The consolidated financial statements include the Company and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company's subsidiaries in which the Company has a controlling financial interest and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on the Company's determination that it is the primary beneficiary of a VIE. The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

        The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the residual values of equipment on operating leases and allowance for credit losses. Actual results could differ from those estimates.